Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Line Items]
Insurance liability	$ 33,144	$ 31,371
Accrued sales and occupancy taxes	9,829	9,431
Accrued liability for guest loyalty program points	5,923	5,732
Accrued interest	16,154	16,487
Other accrued expenses	11,456	9,701
Total accrued expenses and other liabilities	64,581	63,120
Automobile and general liability insurance [Member]
Accrued Liabilities Current [Line Items]
Insurance liability	$ 21,219	$ 21,769